Concentration of Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentration of Risks [Line Items]
FDIC insured amount (in Dollars)	$ 250,000
Cash and cash equivalents of uninsured amount (in Dollars)	$ 301,457
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Recognized revenue	31.20%	27.50%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Recognized revenue	12.20%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Recognized revenue	32.00%	29.20%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Recognized revenue	11.10%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Recognized revenue	14.20%	23.80%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Total Accounts Payable [Member]
Concentration of Risks [Line Items]
Recognized revenue	40.80%	40.80%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Recognized revenue	11.10%	10.10%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Total Accounts Payable [Member]
Concentration of Risks [Line Items]
Recognized revenue	20.30%	21.50%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Recognized revenue	10.50%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Total Accounts Payable [Member]
Concentration of Risks [Line Items]
Recognized revenue	19.90%	13.10%
Supplier Concentration Risk [Member] | Supplier One [Member] | Cost of Revenues [Member]
Concentration of Risks [Line Items]
Recognized revenue	0.40%	0.70%
Supplier Concentration Risk [Member] | Supplier One [Member] | Selling and Marketing Expenses [Member]
Concentration of Risks [Line Items]
Recognized revenue	22.50%	28.40%
Supplier Concentration Risk [Member] | Supplier One [Member] | General and Administrative Expenses [Member]
Concentration of Risks [Line Items]
Recognized revenue	3.90%	7.90%
Supplier Concentration Risk [Member] | Supplier One [Member] | Research and Development Expenses [Member]
Concentration of Risks [Line Items]
Recognized revenue	35.40%	49.00%
Previously Reported [Member]
Concentration of Risks [Line Items]
Cash and cash equivalents of uninsured amount (in Dollars)		$ 3,532,221